Average Annual Total Returns - Class I2 - Transamerica Large Cap Value	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.27%	8.03%	10.00%	Nov. 15, 2010	0.67%	5.74%	7.34%	1.00%	5.88%	7.38%	2.80%	[1]	9.74%	[1]	10.50%	[1]

[1]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.